Quarterly Holdings Report
for
Fidelity Advisor® Diversified Stock Fund
June 30, 2023
ADESI-NPRT3-0823
1.804792.119
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.0%
Entertainment - 1.4%
Electronic Arts, Inc.	10,367	1,344,600
Netflix, Inc. (a)	70,000	30,834,300
Sea Ltd. ADR (a)	21,800	1,265,272
Spotify Technology SA (a)	7,900	1,268,345
Universal Music Group NV	108,700	2,413,784
		37,126,301
Interactive Media & Services - 8.1%
Alphabet, Inc. Class C (a)	1,040,660	125,888,640
Meta Platforms, Inc. Class A (a)	330,831	94,941,880
		220,830,520
Media - 0.5%
Comcast Corp. Class A	339,100	14,089,605
TOTAL COMMUNICATION SERVICES		272,046,426
CONSUMER DISCRETIONARY - 10.3%
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	550,500	71,763,180
Global-e Online Ltd. (a)	114,500	4,687,630
		76,450,810
Hotels, Restaurants & Leisure - 3.3%
Airbnb, Inc. Class A (a)	166,700	21,364,272
Caesars Entertainment, Inc. (a)	127,900	6,519,063
Cava Group, Inc.	6,000	245,700
Compass Group PLC	274,105	7,675,804
Domino's Pizza, Inc.	10,200	3,437,298
Flutter Entertainment PLC (a)	35,100	7,043,166
Hilton Worldwide Holdings, Inc.	135,084	19,661,476
Marriott International, Inc. Class A	50,121	9,206,726
McDonald's Corp.	34,100	10,175,781
Penn Entertainment, Inc. (a)	131,011	3,148,194
Starbucks Corp.	18,400	1,822,704
		90,300,184
Household Durables - 0.2%
D.R. Horton, Inc.	46,900	5,707,261
Specialty Retail - 1.8%
Lowe's Companies, Inc.	44,200	9,975,940
Revolve Group, Inc. (a)	25,900	424,760
RH (a)	1,000	329,590
TJX Companies, Inc.	456,440	38,701,548
		49,431,838
Textiles, Apparel & Luxury Goods - 2.2%
Brunello Cucinelli SpA	201,600	17,730,865
LVMH Moet Hennessy Louis Vuitton SE	16,467	15,526,937
Moncler SpA	13,867	958,440
NIKE, Inc. Class B	108,100	11,930,997
On Holding AG (a)	6,700	221,100
Ralph Lauren Corp. (b)	30,500	3,760,650
Tapestry, Inc.	220,300	9,428,840
Tory Burch LLC (a)(c)(d)(e)	28,846	878,352
		60,436,181
TOTAL CONSUMER DISCRETIONARY		282,326,274
CONSUMER STAPLES - 2.3%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	9,203	2,838,573
Diageo PLC	105,465	4,534,046
Monster Beverage Corp.	473,780	27,213,923
		34,586,542
Household Products - 0.3%
The Clorox Co.	52,700	8,381,408
Personal Care Products - 0.1%
Kenvue, Inc.	92,000	2,430,640
Tobacco - 0.6%
Philip Morris International, Inc.	165,400	16,146,348
TOTAL CONSUMER STAPLES		61,544,938
ENERGY - 3.2%
Energy Equipment & Services - 1.8%
Baker Hughes Co. Class A	428,500	13,544,885
NOV, Inc.	478,000	7,667,120
Schlumberger Ltd.	455,400	22,369,248
TechnipFMC PLC (a)	389,900	6,480,138
Weatherford International PLC (a)	4,200	278,964
		50,340,355
Oil, Gas & Consumable Fuels - 1.4%
Antero Resources Corp. (a)	54,724	1,260,294
Denbury, Inc. (a)	27,600	2,380,776
Exxon Mobil Corp.	208,934	22,408,172
Hess Corp.	32,895	4,472,075
Range Resources Corp.	233,140	6,854,316
		37,375,633
TOTAL ENERGY		87,715,988
FINANCIALS - 10.6%
Banks - 1.1%
Bank of America Corp.	364,226	10,449,644
Huntington Bancshares, Inc.	68,200	735,196
JPMorgan Chase & Co.	114,200	16,609,248
Starling Bank Ltd. Series D (a)(d)(e)	879,300	3,260,796
		31,054,884
Capital Markets - 2.7%
Ares Management Corp.	79,000	7,611,650
BlackRock, Inc. Class A	20,900	14,444,826
Cboe Global Markets, Inc.	21,100	2,912,011
CME Group, Inc.	12,900	2,390,241
Deutsche Borse AG	20,300	3,747,675
Goldman Sachs Group, Inc.	21,400	6,902,356
Intercontinental Exchange, Inc.	111,600	12,619,728
London Stock Exchange Group PLC	7,400	787,607
Moody's Corp.	7,900	2,746,988
Morgan Stanley	198,400	16,943,360
Raymond James Financial, Inc.	19,400	2,013,138
		73,119,580
Consumer Finance - 0.3%
American Express Co.	47,100	8,204,820
Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	42,145	14,371,445
Block, Inc. Class A (a)	68,100	4,533,417
MasterCard, Inc. Class A	178,159	70,069,935
Toast, Inc. (a)	209,800	4,735,186
Visa, Inc. Class A	99,100	23,534,268
		117,244,251
Insurance - 2.2%
Arthur J. Gallagher & Co.	79,954	17,555,500
Chubb Ltd.	16,600	3,196,496
Globe Life, Inc.	33,100	3,628,422
Hartford Financial Services Group, Inc.	33,300	2,398,266
Marsh & McLennan Companies, Inc.	69,000	12,977,520
The Travelers Companies, Inc.	111,542	19,370,384
		59,126,588
TOTAL FINANCIALS		288,750,123
HEALTH CARE - 13.3%
Biotechnology - 2.9%
Argenx SE ADR (a)	23,833	9,288,435
Biogen, Inc. (a)	17,800	5,070,330
Exact Sciences Corp. (a)	138,600	13,014,540
Gilead Sciences, Inc.	103,100	7,945,917
Karuna Therapeutics, Inc. (a)	9,300	2,016,705
Legend Biotech Corp. ADR (a)	175,900	12,142,377
Moderna, Inc. (a)	40,000	4,860,000
Nuvalent, Inc. Class A (a)	17,800	750,626
Prothena Corp. PLC (a)	22,200	1,515,816
Regeneron Pharmaceuticals, Inc. (a)	15,955	11,464,306
Vertex Pharmaceuticals, Inc. (a)	33,100	11,648,221
		79,717,273
Health Care Equipment & Supplies - 3.9%
Baxter International, Inc.	27,100	1,234,676
Boston Scientific Corp. (a)	843,037	45,599,871
Inspire Medical Systems, Inc. (a)	3,700	1,201,168
Intuitive Surgical, Inc. (a)	40,500	13,848,570
Masimo Corp. (a)	75,000	12,341,250
Penumbra, Inc. (a)	1,800	619,308
Stryker Corp.	99,649	30,401,913
		105,246,756
Health Care Providers & Services - 2.3%
agilon health, Inc. (a)	589,847	10,227,947
Cardinal Health, Inc.	17,900	1,692,803
Cigna Group	10,800	3,030,480
CVS Health Corp.	31,000	2,143,030
UnitedHealth Group, Inc.	97,008	46,625,925
		63,720,185
Health Care Technology - 0.2%
Evolent Health, Inc. (d)	145,500	4,188,218
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	35,900	4,316,975
Mettler-Toledo International, Inc. (a)	1,500	1,967,460
Thermo Fisher Scientific, Inc.	7,433	3,878,168
		10,162,603
Pharmaceuticals - 3.6%
AstraZeneca PLC sponsored ADR	15,400	1,102,178
Eli Lilly & Co.	117,938	55,310,563
Merck & Co., Inc.	333,000	38,424,870
Novo Nordisk A/S Series B	23,400	3,780,032
Terns Pharmaceuticals, Inc. (a)	35,000	306,250
		98,923,893
TOTAL HEALTH CARE		361,958,928
INDUSTRIALS - 13.2%
Aerospace & Defense - 3.6%
BWX Technologies, Inc.	4,000	286,280
Howmet Aerospace, Inc.	198,700	9,847,572
Lockheed Martin Corp.	64,400	29,648,472
The Boeing Co. (a)	247,603	52,283,849
TransDigm Group, Inc.	6,100	5,454,437
		97,520,610
Building Products - 0.9%
ASSA ABLOY AB (B Shares)	25,000	600,924
Builders FirstSource, Inc. (a)	13,200	1,795,200
Fortune Brands Home & Security, Inc.	61,400	4,417,730
Trane Technologies PLC	90,949	17,394,906
		24,208,760
Commercial Services & Supplies - 0.4%
Cintas Corp.	22,510	11,189,271
Copart, Inc. (a)	5,200	474,292
		11,663,563
Construction & Engineering - 0.4%
Fluor Corp. (a)	299,900	8,877,040
Willscot Mobile Mini Holdings (a)	17,000	812,430
		9,689,470
Electrical Equipment - 2.6%
Array Technologies, Inc. (a)	25,400	574,040
Eaton Corp. PLC	303,300	60,993,630
Hubbell, Inc. Class B	25,100	8,322,156
Prysmian SpA	10,800	451,128
Regal Rexnord Corp.	4,600	707,940
Vertiv Holdings Co.	30,000	743,100
		71,791,994
Ground Transportation - 1.9%
Canadian Pacific Kansas City Ltd.	22,600	1,825,402
Lyft, Inc. (a)	238,300	2,285,297
Uber Technologies, Inc. (a)	1,137,872	49,121,934
		53,232,633
Industrial Conglomerates - 1.3%
General Electric Co.	329,000	36,140,650
Machinery - 0.8%
Caterpillar, Inc.	74,500	18,330,725
PACCAR, Inc.	13,800	1,154,370
Pentair PLC	42,600	2,751,960
		22,237,055
Passenger Airlines - 0.5%
Copa Holdings SA Class A (b)	69,100	7,641,078
Delta Air Lines, Inc.	115,600	5,495,624
		13,136,702
Professional Services - 0.6%
Equifax, Inc.	58,800	13,835,640
Paycom Software, Inc.	6,500	2,088,060
		15,923,700
Trading Companies & Distributors - 0.2%
Bunzl PLC	8,000	304,698
W.W. Grainger, Inc.	5,800	4,573,822
WESCO International, Inc.	4,700	841,582
		5,720,102
TOTAL INDUSTRIALS		361,265,239
INFORMATION TECHNOLOGY - 32.2%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	131,600	11,179,420
Flex Ltd. (a)	199,300	5,508,652
		16,688,072
IT Services - 1.5%
Accenture PLC Class A	40,523	12,504,587
Shopify, Inc. Class A (a)	436,100	28,172,060
X Holdings Corp. Class A (e)	22,870	885,526
		41,562,173
Semiconductors & Semiconductor Equipment - 13.0%
Advanced Micro Devices, Inc. (a)	165,700	18,874,887
Analog Devices, Inc.	141,000	27,468,210
Applied Materials, Inc.	35,800	5,174,532
ASML Holding NV (depository receipt)	14,100	10,218,975
First Solar, Inc. (a)	22,900	4,353,061
GlobalFoundries, Inc. (a)	215,500	13,916,990
Lam Research Corp.	21,001	13,500,703
Lattice Semiconductor Corp. (a)	43,900	4,217,473
Marvell Technology, Inc.	899,948	53,798,891
Monolithic Power Systems, Inc.	11,100	5,996,553
NVIDIA Corp.	345,200	146,026,504
NXP Semiconductors NV	27,100	5,546,828
ON Semiconductor Corp. (a)	192,200	18,178,276
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	249,900	25,219,908
Universal Display Corp.	24,700	3,560,011
		356,051,802
Software - 13.8%
Adobe, Inc. (a)	38,019	18,590,911
Autodesk, Inc. (a)	42,900	8,777,769
Dynatrace, Inc. (a)	312,336	16,075,934
HubSpot, Inc. (a)	8,200	4,363,138
Microsoft Corp.	781,813	266,238,601
Oracle Corp.	127,800	15,219,702
Salesforce, Inc. (a)	117,895	24,906,498
Synopsys, Inc. (a)	17,200	7,489,052
Tenable Holdings, Inc. (a)	14,709	640,577
UiPath, Inc. Class A (a)	48,400	801,988
Workday, Inc. Class A (a)	60,900	13,756,701
		376,860,871
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	456,355	88,519,179
Samsung Electronics Co. Ltd.	15,000	825,999
		89,345,178
TOTAL INFORMATION TECHNOLOGY		880,508,096
MATERIALS - 3.1%
Chemicals - 1.7%
Linde PLC	51,600	19,663,728
Sherwin-Williams Co.	104,966	27,870,572
		47,534,300
Containers & Packaging - 0.1%
Aptargroup, Inc.	2,100	243,306
Ball Corp.	51,400	2,991,994
		3,235,300
Metals & Mining - 1.3%
First Quantum Minerals Ltd.	260,600	6,165,091
Franco-Nevada Corp.	4,111	585,920
Freeport-McMoRan, Inc.	32,400	1,296,000
Newcrest Mining Ltd.	97,000	1,730,326
Newmont Corp.	523,200	22,319,712
Nucor Corp.	8,300	1,361,034
Wheaton Precious Metals Corp.	34,900	1,509,282
		34,967,365
TOTAL MATERIALS		85,736,965
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Lamar Advertising Co. Class A	4,600	456,550
TOTAL COMMON STOCKS (Cost $1,845,711,417)		2,682,309,527

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(d)(e)	17,226	3,890,320
Reddit, Inc. Series E (a)(d)(e)	3,500	121,065
		4,011,385
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(d)(e)	165,574	1,188,821
Series F (a)(d)(e)	265,105	1,903,454
		3,092,275
Software - 0.2%
Evozyne LLC Series A (a)(d)(e)	20,000	344,800
Moloco, Inc. Series A (d)(e)	100,208	6,012,480
		6,357,280
TOTAL INFORMATION TECHNOLOGY		9,449,555
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,948,765)		13,460,940

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	36,623,620	36,630,945
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	5,734,915	5,735,489
TOTAL MONEY MARKET FUNDS (Cost $42,366,434)		42,366,434

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,907,026,616)	2,738,136,901
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(7,016,055)
NET ASSETS - 100.0%	2,731,120,846

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,788,306 or 0.8% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,887,525

Evolent Health, Inc.	3/28/23	4,219,500

Evozyne LLC Series A	4/09/21	449,400

Moloco, Inc. Series A	6/26/23	6,012,480

Reddit, Inc. Series E	5/18/21	148,660

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	1,694,172

Tory Burch LLC	5/14/15	2,203,301

Yanka Industries, Inc. Series E	5/15/20	2,000,001

Yanka Industries, Inc. Series F	4/08/21	8,450,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	73,108,960	384,124,903	420,602,918	1,979,611	-	-	36,630,945	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	2,193,014	84,347,689	80,805,214	5,113	-	-	5,735,489	0.0%
Total	75,301,974	468,472,592	501,408,132	1,984,724	-	-	42,366,434

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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